Expense Example - American Century Quantitative Equity Funds Prospectus - DISCIPLINED GROWTH FUND	Nov. 01, 2025 USD ($)
DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	883
DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,903
DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,036
DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,690
DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 883